Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Foreign Currency Translation

The principal exchange rates used for the translation of results, cash flows and balance sheets into euro were as follows:

	Average			Year-end
euro 1 =	2017	2016	2015	2017	2016
Brazilian Real	3.6054	3.8561	3.7004	3.9729	3.4305

Canadian Dollar	1.4647	1.4659	1.4186	1.5039	1.4188

Chinese Renminbi	7.6290	7.3522	6.9733	7.8044	7.3202

Hungarian Forint	309.1933	311.4379	309.9956	310.3300	309.8300

Indian Rupee	73.5324	74.3717	71.1956	76.6055	71.5935

Philippine Peso	56.9734	52.5555	50.5217	59.7950	52.2680

Polish Zloty	4.2570	4.3632	4.1841	4.1770	4.4103

Pound Sterling	0.8767	0.8195	0.7258	0.8872	0.8562

Romanian Leu	4.5688	4.4904	4.4454	4.6585	4.5390

Serbian Dinar	121.3232	123.1356	120.7168	118.3086	123.4600

Swiss Franc	1.1117	1.0902	1.0679	1.1702	1.0739

Ukrainian Hryvnia	30.0341	28.2812	24.3693	33.6769	28.6043

US Dollar	1.1297	1.1069	1.1095	1.1993	1.0541